Quarterly Holdings Report
for
Fidelity® Municipal Bond Opportunities ETF
April 30, 2026
MCP-NPRT1-0626
1.9917215.101
Municipal Securities - 91.9%
	Principal Amount (a)	Value ($)
Alabama - 8.4%
Education - 0.4%
Alabama St University Rev Series 2025, 5% 9/1/2028 (Assured Guaranty Inc Insured)	475,000	497,346
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	200,000	203,927
TOTAL EDUCATION		701,273
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (d)	100,000	100,941
General Obligations - 7.6%
Black Belt Energy Gas District (Pacific Life Insurance Co Proj.) Series 2025 F, 5% 12/1/2034	355,000	377,269
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	225,000	236,328
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (d)	1,025,000	1,087,437
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (d)	630,000	660,059
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (d)	65,000	67,531
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (d)	545,000	572,069
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	600,000	636,055
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity and Life Co Guaranteed) (d)	100,000	103,747
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	360,000	360,977
Black Belt Energy Gas District Series 2025 F, 5% 12/1/2032 (Pacific Life Insurance Co Guaranteed)	265,000	281,692
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	1,545,000	1,621,402
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed) (e)	1,515,000	1,615,441
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	380,000	408,959
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	95,000	99,754
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	675,000	705,701
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (d)	810,000	837,679
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (d)	380,000	400,745
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (d)	310,000	320,700
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	1,435,000	1,523,094
Southeast Energy Authority A Cooperative District Series 2025 F, 5.25% tender 11/1/2055 (BP PLC Guaranteed) (d)	200,000	216,215
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	650,000	699,932
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	1,770,000	1,891,597
TOTAL GENERAL OBLIGATIONS		14,724,383
Water & Sewer - 0.3%
Jefferson Cnty AL Swr Rev 5% 10/1/2038	500,000	542,236
TOTAL ALABAMA		16,068,833
Arizona - 0.9%
Education - 0.0%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2031	75,000	77,220
University AZ Univ Revs Series 2016, 3% 6/1/2034	50,000	50,007
TOTAL EDUCATION		127,227
General Obligations - 0.2%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	100,000	94,229
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	100,000	97,290
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	260,000	275,552
TOTAL GENERAL OBLIGATIONS		467,071
Health Care - 0.2%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2033 (e)	175,000	191,612
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2036 (e)	155,000	172,961
TOTAL HEALTH CARE		364,573
Housing - 0.4%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (d)	184,000	182,164
Maricopa Cnty AZ Ida Mfh Auth Series 2025, 2.81% tender 5/1/2048 (d)	375,000	373,029
TOTAL HOUSING		555,193
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (d)	125,000	126,387
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(d)	55,000	55,532
TOTAL INDUSTRIAL DEVELOPMENT		181,919
TOTAL ARIZONA		1,695,983
Arkansas - 0.7%
General Obligations - 0.7%
Nettleton Ark Spl Sch Dist Craighead Cnty 2% 12/1/2039	280,000	205,036
Pea Ridge Ark Sch Dist No 109 2% 2/1/2035	205,000	173,491
Pea Ridge Ark Sch Dist No 109 2% 2/1/2039	220,000	167,477
Pea Ridge Ark Sch Dist No 109 2% 2/1/2043	1,115,000	741,034
TOTAL GENERAL OBLIGATIONS		1,287,038
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	20,000	20,663
TOTAL ARKANSAS		1,307,701
California - 3.8%
Education - 0.0%
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	50,000	48,222
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.75% 6/1/2037	40,000	38,428
TOTAL EDUCATION		86,650
General Obligations - 1.5%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (d)	140,000	143,217
California Community Choice Financing Authority Series 2025C, 5% 4/1/2029 (American General Life Insurance Co Guaranteed)	500,000	517,191
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (d)	605,000	611,796
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,000,000	1,062,715
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034 (Build America Mutual Assurance Co Insured)	50,000	48,362
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	10,000	9,638
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	5,000	4,902
Poway CA Unified Sch Dist 0% 8/1/2038 (c)	60,000	39,232
San Diego CA Uni Sch Dist 0% 7/1/2031 (c)	10,000	8,621
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	5,000	5,342
State of California Gen. Oblig. 4% 11/1/2037	50,000	51,494
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	250,000	265,370
TOTAL GENERAL OBLIGATIONS		2,767,880
Housing - 0.6%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	551,945	548,607
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	97,128	98,157
California Mun Fin Auth Mun Ctfs (Lihtc 2026-1 CA 1st Loss Proj.) Series 1 Class B, 9.971% 12/20/2043 (d)(f)	500,000	506,481
TOTAL HOUSING		1,153,245
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	15,000	14,254
Resource Recovery - 0.3%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(d)	500,000	519,919
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (c)	500,000	49,181
Transportation - 1.1%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (c)	100,000	28,368
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2028 (b)	40,000	41,544
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2033 (b)	15,000	15,407
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (b)	10,000	10,471
Los Angeles CA Dept Arpts Rev Series 2022 H, 5.5% 5/15/2036 (b)	715,000	791,905
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2044 (Assured Guaranty Inc Insured) (b)	500,000	537,542
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2039 (b)	350,000	392,926
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2037 (b)	250,000	281,616
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (b)	100,000	104,749
TOTAL TRANSPORTATION		2,204,528
Water & Sewer - 0.3%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	500,000	531,600
TOTAL CALIFORNIA		7,327,257
Colorado - 2.1%
Health Care - 0.9%
Colorado Health Facilities Authority (Christian Living Neighborhood Proj.) Series 2026, 5% 1/1/2027 (e)	245,000	247,653
Colorado Health Facilities Authority (Christian Living Neighborhood Proj.) Series 2026, 5% 1/1/2028 (e)	465,000	478,773
Colorado Health Facilities Authority (Christian Living Neighborhood Proj.) Series 2026, 5% 1/1/2029 (e)	490,000	513,148
Colorado Health Facilities Authority (Christian Living Neighborhood Proj.) Series 2026, 5% 1/1/2030 (e)	440,000	467,443
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	50,000	51,936
TOTAL HEALTH CARE		1,758,953
Housing - 0.1%
Colorado Hsg & Fin Auth Series 2026E, 6.5% 11/1/2055 (e)	100,000	113,402
Special Tax - 0.5%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	497,765
Village Met Dist Colo Series 2025A, 5.75% 12/1/2055	500,000	505,681
TOTAL SPECIAL TAX		1,003,446
Transportation - 0.6%
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (b)	210,000	198,362
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	90,000	92,759
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (b)	780,000	868,553
TOTAL TRANSPORTATION		1,159,674
TOTAL COLORADO		4,035,475
Connecticut - 1.5%
Education - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	30,000	31,516
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (d)	45,000	45,149
TOTAL EDUCATION		76,665
General Obligations - 0.2%
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	20,000	19,056
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Inc Insured)	80,000	88,907
Stamford CT Gen. Oblig. Series 2016, 4% 8/1/2026	5,000	5,005
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	100,000	110,027
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	100,000	109,529
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	100,000	108,827
TOTAL GENERAL OBLIGATIONS		441,351
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	5,000	5,034
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	5,000	5,314
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	375,000	376,913
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	500,000	501,219
TOTAL HEALTH CARE		888,480
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	215,000	227,562
Special Tax - 0.7%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2032	1,025,000	1,152,233
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (f)	100,000	85,540
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (f)	100,000	106,663
TOTAL SPECIAL TAX		1,344,436
TOTAL CONNECTICUT		2,978,494
District Of Columbia - 0.2%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	40,000	40,627
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2016 A, 3% 6/1/2041	145,000	128,973
Health Care - 0.1%
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) Series 2015, 4% 7/15/2040	270,000	268,408
TOTAL DISTRICT OF COLUMBIA		438,008
District Of Columbia,Virginia - 0.7%
Transportation - 0.7%
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (b)	175,000	170,216
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (b)	200,000	201,686
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2029 (b)	1,000,000	1,066,276
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		1,438,178
Florida - 3.9%
Education - 0.2%
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (f)	100,000	96,171
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2034	30,000	30,901
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2016 A, 3% 12/1/2046	40,000	30,181
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	320,000	237,273
TOTAL EDUCATION		394,526
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev Series 2021 A, 3% 10/1/2032	100,000	96,654
General Obligations - 0.2%
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series SUB 2021 B2, 4% 10/1/2043	460,000	455,085
Health Care - 1.7%
Halifax Hosp Med Ctr FL Hosp Series 2016, 3.75% 6/1/2041	95,000	86,828
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	235,000	177,580
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	50,000	55,385
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2026 B, 5.125% 5/15/2046	1,100,000	1,104,878
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 3% 8/15/2044	250,000	200,567
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys Of So Fl Proj.) Series 2025B, 5% tender 8/15/2065 (d)	1,000,000	1,083,843
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 4% 12/1/2035	500,000	486,826
TOTAL HEALTH CARE		3,195,907
Housing - 0.3%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	500,000	555,253
Resource Recovery - 0.3%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(d)	500,000	501,976
Special Tax - 0.4%
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	750,000	842,871
Transportation - 0.7%
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	930,000	1,005,089
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3% 7/1/2034 (Build America Mutual Assurance Co Insured)	395,000	385,124
TOTAL TRANSPORTATION		1,390,213
Water & Sewer - 0.1%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	50,000	52,814
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	50,000	54,820
TOTAL WATER & SEWER		107,634
TOTAL FLORIDA		7,540,119
Georgia - 3.9%
Electric Utilities - 0.2%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (d)	340,000	340,087
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (d)	105,000	106,557
TOTAL ELECTRIC UTILITIES		446,644
General Obligations - 1.8%
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (d)	200,000	210,098
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (d)	500,000	537,217
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (d)	200,000	203,129
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (d)	250,000	264,297
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (d)	55,000	58,241
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (d)	45,000	47,877
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (d)	2,000,000	2,116,954
TOTAL GENERAL OBLIGATIONS		3,437,813
Health Care - 0.2%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	440,000	354,941
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	105,000	90,080
TOTAL HEALTH CARE		445,021
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (f)	535,000	534,823
Other - 1.4%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2028	325,000	337,482
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2029	375,000	394,624
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2030	400,000	425,670
Fulton Cnty GA Dev Auth Rev (Robert W Woodruff Arts Ctr Inc Proj.) Series 2026, 5% 3/15/2038 (e)	1,350,000	1,503,196
TOTAL OTHER		2,660,972
TOTAL GEORGIA		7,525,273
Hawaii - 0.7%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	5,000	5,411
Housing - 0.1%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (d)	340,000	340,505
Transportation - 0.3%
Hawaii St Arpts Sys Rev 5% 7/1/2042 (b)	500,000	536,611
Water & Sewer - 0.3%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	500,000	501,956
TOTAL HAWAII		1,384,483
Illinois - 7.6%
Education - 0.3%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	155,000	135,672
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	350,000	366,267
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2037	100,000	95,200
TOTAL EDUCATION		597,139
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	5,000	5,009
General Obligations - 2.6%
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	1,000,000	1,049,933
Chicago IL Brd Ed Series 2025 B, 5.25% 12/1/2031	650,000	680,882
Chicago IL Brd Ed Series D, 5% 12/1/2031	100,000	100,701
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	10,000	10,094
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	500,000	503,427
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2045	500,000	537,735
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	25,000	25,773
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	40,000	43,072
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	500,000	500,085
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	120,000	128,892
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	500,000	535,822
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	320,000	345,506
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	310,000	307,093
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	50,000	55,443
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	50,000	54,613
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	75,000	80,774
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	25,000	25,679
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	100,000	104,626
TOTAL GENERAL OBLIGATIONS		5,090,150
Health Care - 0.8%
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) Series 2019, 5% 4/1/2035	15,000	15,599
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2040	195,000	195,184
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	35,000	31,399
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	310,000	271,102
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 4% 5/15/2035	10,000	9,926
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	650,000	543,466
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	15,000	14,370
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	10,000	10,107
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	500,000	389,908
TOTAL HEALTH CARE		1,481,061
Housing - 0.0%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	104,154
Illinois Housing Development Authority Series 2026C, 6.5% 10/1/2056	80,000	91,889
TOTAL HOUSING		196,043
Special Tax - 0.8%
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2041	100,000	89,186
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	115,000	109,160
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	220,000	205,106
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (c)	20,000	15,293
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (c)	15,000	9,090
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (c)	300,000	157,398
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (c)	100,000	39,359
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	300,000	308,860
Sales Tax Securitization Corp 3% 1/1/2027	264,000	264,071
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	300,000	329,581
TOTAL SPECIAL TAX		1,527,104
Transportation - 2.0%
Chicago IL Midway Arpt Rev Series 2023A, 5.5% 1/1/2036 (Build America Mutual Assurance Co Insured) (b)	490,000	550,310
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2030 (b)	1,000,000	1,063,278
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2044	865,000	827,740
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (b)	630,000	599,869
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (b)	20,000	21,681
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (b)	50,000	53,563
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (b)	130,000	140,847
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2012, 4.8% tender 12/1/2043 (b)(d)(f)	500,000	517,063
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	20,000	20,832
TOTAL TRANSPORTATION		3,795,183
Water & Sewer - 1.1%
Chicago IL Wtr Rev 5% 11/1/2035	475,000	527,057
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5.25% 7/1/2035	1,475,000	1,571,298
TOTAL WATER & SEWER		2,098,355
TOTAL ILLINOIS		14,790,044
Indiana - 1.8%
Education - 1.6%
Indiana Fin Auth Edl Facs Rev (Butler University Proj.) Series 2021, 4% 2/1/2030	10,000	10,276
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	500,000	530,358
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	500,000	534,346
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2027	150,000	153,496
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2028	160,000	166,338
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2029	170,000	179,014
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2030	175,000	186,091
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2031	140,000	149,918
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2032	195,000	209,452
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2033	205,000	222,047
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2034	215,000	233,134
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2035	225,000	244,121
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2036	215,000	231,253
TOTAL EDUCATION		3,049,844
Health Care - 0.2%
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (d)	145,000	161,351
Indiana Fin Auth Hosp Rev (Goshen Health System Proj.) Series 2019 A, 4% 11/1/2043	400,000	351,749
TOTAL HEALTH CARE		513,100
TOTAL INDIANA		3,562,944
Iowa - 1.0%
Education - 0.6%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5% 10/1/2045	375,000	371,793
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2033 (b)	670,000	714,406
TOTAL EDUCATION		1,086,199
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	10,000	9,176
Health Care - 0.3%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2026 A, 4% 5/15/2031	550,000	550,297
Housing - 0.1%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	205,000	214,291
TOTAL IOWA		1,859,963
Kansas - 1.9%
Health Care - 1.4%
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) 5% 3/1/2028	1,000,000	1,040,354
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) 5.5% 3/1/2054	1,500,000	1,599,563
TOTAL HEALTH CARE		2,639,917
Special Tax - 0.5%
Garden City KS Sales Tax Rev Series 2025, 4% 6/1/2029 (f)	700,000	697,480
Wichita Kans Sales Tax Spl Oblig Rev Series 2026A, 3.2% 9/1/2026 (e)(f)	110,000	110,000
Wichita Kans Sales Tax Spl Oblig Rev Series 2026A, 4.125% 9/1/2033 (e)(f)	250,000	249,677
TOTAL SPECIAL TAX		1,057,157
TOTAL KANSAS		3,697,074
Kentucky - 1.1%
Electric Utilities - 0.1%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(d)	100,000	100,471
General Obligations - 0.5%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (d)	80,000	83,964
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2029 (Morgan Stanley Guaranteed)	400,000	414,521
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2028 (Morgan Stanley Guaranteed)	490,000	506,524
TOTAL GENERAL OBLIGATIONS		1,005,009
Health Care - 0.5%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	200,000	200,251
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	350,000	350,241
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (d)	350,000	352,670
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	90,000	73,796
TOTAL HEALTH CARE		976,958
Special Tax - 0.0%
Louisville & Jefferson Cnty Visitors & Conv Comm Rev Series 2016, 3.125% 6/1/2046 (Assured Guaranty Inc Insured)	20,000	15,861
TOTAL KENTUCKY		2,098,299
Louisiana - 0.6%
Health Care - 0.0%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 3.75% 7/1/2047	25,000	21,784
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	65,000	46,168
TOTAL HEALTH CARE		67,952
Industrial Development - 0.1%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (d)	260,000	260,477
Transportation - 0.5%
New Orleans LA Aviation Board 5% 1/1/2032 (b)	85,000	85,891
New Orleans LA Aviation Board 5% 1/1/2034 (b)	175,000	176,663
New Orleans LA Aviation Board 5% 1/1/2038 (b)	60,000	60,413
New Orleans LA Aviation Board 5.25% 1/1/2041 (b)	405,000	436,068
TOTAL TRANSPORTATION		759,035
TOTAL LOUISIANA		1,087,464
Maryland - 0.5%
Education - 0.4%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	150,000	149,997
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	315,000	332,956
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	360,000	377,386
TOTAL EDUCATION		860,339
Health Care - 0.0%
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	100,000	96,878
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	100,000	96,991
TOTAL MARYLAND		1,054,208
Massachusetts - 1.4%
Education - 0.0%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (b)	100,000	100,263
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) Series 2016, 5% 7/1/2028	30,000	30,051
TOTAL EDUCATION		130,314
Electric Utilities - 0.3%
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 6% 10/1/2049	500,000	541,078
General Obligations - 0.0%
Amesbury Mass Series 2020, 2% 6/1/2034	25,000	22,053
Worcester MA Gen. Oblig. Series 2021, 2% 2/15/2035 (Assured Guaranty Inc Insured)	60,000	52,097
TOTAL GENERAL OBLIGATIONS		74,150
Health Care - 0.6%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (f)	375,000	372,800
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	15,000	15,769
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	510,000	436,447
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2016Q, 4% 7/1/2041	305,000	305,016
TOTAL HEALTH CARE		1,130,032
Housing - 0.2%
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	370,000	361,563
Transportation - 0.3%
Massachusetts St Port Auth Rev 5% 7/1/2039 (b)	450,000	475,501
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (b)	30,000	31,468
TOTAL TRANSPORTATION		506,969
TOTAL MASSACHUSETTS		2,744,106
Michigan - 2.6%
Education - 0.1%
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.5% 11/1/2048	200,000	203,562
Electric Utilities - 0.3%
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	500,000	536,367
General Obligations - 0.0%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2038	100,000	105,042
Rochester MI Cmnty Sch Dist Series 2019 II, 3% 5/1/2031	5,000	4,980
TOTAL GENERAL OBLIGATIONS		110,022
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	30,000	20,974
Transportation - 1.6%
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2032 (b)	510,000	559,454
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2033 (b)	515,000	567,437
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.5% 12/1/2044 (b)	815,000	900,454
Wayne Cnty MI Arpt Auth Rev Series 2025 F, 5% 12/1/2029 (b)	1,000,000	1,065,564
TOTAL TRANSPORTATION		3,092,909
Water & Sewer - 0.6%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 B, 5% 7/1/2031	1,000,000	1,103,348
TOTAL MICHIGAN		5,067,182
Minnesota - 0.6%
Education - 0.2%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	150,000	153,707
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	291,449
TOTAL EDUCATION		445,156
General Obligations - 0.1%
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2033 (Minnesota St Guaranteed) (c)	120,000	96,817
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2034 (Minnesota St Guaranteed) (c)	150,000	116,295
TOTAL GENERAL OBLIGATIONS		213,112
Health Care - 0.3%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (d)	315,000	329,563
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	100,000	103,004
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	15,000	14,546
TOTAL HEALTH CARE		447,113
TOTAL MINNESOTA		1,105,381
Mississippi - 0.0%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (d)	100,000	85,808
Missouri - 0.8%
Housing - 0.5%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 2.35% 11/1/2046	460,000	323,041
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	70,000	77,984
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5% 11/1/2050	500,000	508,024
TOTAL HOUSING		909,049
Industrial Development - 0.3%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (b)	675,000	711,295
TOTAL MISSOURI		1,620,344
Montana - 0.9%
Health Care - 0.2%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (d)	500,000	531,555
Housing - 0.7%
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055	265,000	291,138
Montana St Brd Hsg Single Family Mtg Series 2026A, 4.85% 12/1/2055	1,000,000	1,004,145
TOTAL HOUSING		1,295,283
TOTAL MONTANA		1,826,838
Nebraska - 0.6%
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (d)	135,000	142,040
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (d)	500,000	534,945
TOTAL GENERAL OBLIGATIONS		676,985
Housing - 0.2%
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	500,000	554,232
TOTAL NEBRASKA		1,231,217
Nevada - 0.6%
General Obligations - 0.0%
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	85,000	77,329
Housing - 0.6%
Nevada Hsg Div 0% tender 6/1/2045 (d)(e)	1,000,000	1,000,000
TOTAL NEVADA		1,077,329
New Hampshire - 0.7%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2027 (b)	20,000	20,580
General Obligations - 0.6%
Nashua NH Gen. Oblig. 2% 8/1/2037	425,000	340,941
Nashua NH Gen. Oblig. 2% 8/1/2038	430,000	336,896
Nashua NH Gen. Oblig. 2.25% 8/1/2043	650,000	468,615
TOTAL GENERAL OBLIGATIONS		1,146,452
Housing - 0.1%
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	96,614	93,348
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	35,000	35,041
TOTAL HOUSING		128,389
TOTAL NEW HAMPSHIRE		1,295,421
New Jersey - 1.6%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2030 (b)	300,000	322,036
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (b)	85,000	91,098
TOTAL EDUCATION		413,134
Electric Utilities - 0.2%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(d)	340,000	341,980
General Obligations - 0.6%
Essex Cnty NJ 2% 8/15/2033	450,000	397,882
New Jersey St Gen. Oblig. 2.375% 6/1/2036	80,000	69,601
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (c)	15,000	12,580
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (c)	80,000	59,942
New Jersey Trans Trust Fund Auth 5% 6/15/2032	100,000	111,678
New Jersey Trans Trust Fund Auth 5% 6/15/2038	35,000	37,293
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	105,628
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	215,000	225,154
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	155,000	141,288
TOTAL GENERAL OBLIGATIONS		1,161,046
Housing - 0.3%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (b)	500,000	504,302
Special Tax - 0.0%
NJ Eda Motor Vehicle Series 2017A, 4% 7/1/2034	10,000	10,020
Tobacco Bonds - 0.2%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	490,000	476,366
Transportation - 0.1%
New Jersey Turnpike Authority 5% 1/1/2028	65,000	67,551
New Jersey Turnpike Authority 5% 1/1/2030 (e)	95,000	100,674
TOTAL TRANSPORTATION		168,225
TOTAL NEW JERSEY		3,075,073
New Mexico - 0.6%
Housing - 0.6%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2021 A CL I, 2.3% 7/1/2046	745,000	518,999
New Mexico Mtg Fin Auth Series 2019 D, 3.35% 7/1/2049	765,000	625,833
TOTAL NEW MEXICO		1,144,832
New York - 3.0%
Education - 0.4%
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	725,000	735,226
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec 5% 9/1/2034	5,000	5,388
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (d)	250,000	249,500
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (d)	170,000	167,652
TOTAL ELECTRIC UTILITIES		422,540
General Obligations - 0.9%
City of New York NY Gen. Oblig. 5.25% 2/1/2046	1,000,000	1,082,240
City of New York NY Gen. Oblig. Series 2018 C, 3% 8/1/2033	160,000	152,301
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (d)	265,000	272,843
New York St Dorm Auth Revs Non St Supported Debt (St Lawrence Lewis Boces Proj.) Series 2020 A, 4% 8/15/2042	250,000	247,512
TOTAL GENERAL OBLIGATIONS		1,754,896
Health Care - 0.4%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2030	250,000	267,144
New York NY City Health & Hosp Series 2025A, 5% 2/15/2033	500,000	569,153
TOTAL HEALTH CARE		836,297
Housing - 0.3%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (d)	110,000	110,708
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (d)	370,000	370,120
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (d)	35,000	35,009
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	15,000	11,211
TOTAL HOUSING		527,048
Special Tax - 0.6%
New York NY City Transitional Fin Auth Rev 3% 11/1/2039	510,000	454,526
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,000	5,074
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	739,836
TOTAL SPECIAL TAX		1,199,436
Tobacco Bonds - 0.1%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	185,000	164,799
Transportation - 0.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2047	15,000	13,631
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (b)	20,000	20,314
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (b)	20,000	20,858
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (b)	35,000	37,671
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	100,000	101,378
TOTAL TRANSPORTATION		193,852
TOTAL NEW YORK		5,834,094
North Carolina - 1.0%
Education - 0.3%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2028 (b)	550,000	571,320
Housing - 0.4%
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	700,000	792,306
Transportation - 0.3%
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2044 (b)	500,000	539,907
TOTAL NORTH CAROLINA		1,903,533
North Dakota - 0.3%
Health Care - 0.3%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	60,000	51,657
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2028	500,000	516,800
TOTAL HEALTH CARE		568,457
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	90,000	97,226
TOTAL NORTH DAKOTA		665,683
Ohio - 2.5%
Education - 0.2%
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	30,000	31,804
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2045	200,000	200,665
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2054	100,000	97,166
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2015C, 3.75% 5/1/2038	5,000	4,651
TOTAL EDUCATION		334,286
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2016A, 3% 2/15/2036	10,000	9,152
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	500,000	518,875
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (b)	225,000	226,560
TOTAL ELECTRIC UTILITIES		754,587
Escrowed/Pre-Refunded - 0.1%
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2031 (Pre-refunded to 11/15/2030 at 100)	100,000	109,470
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2032 (Pre-refunded to 11/15/2030 at 100)	15,000	16,420
TOTAL ESCROWED/PRE-REFUNDED		125,890
Health Care - 0.7%
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2040	425,000	455,445
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	25,000	27,036
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	200,000	190,559
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2036	305,000	318,124
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	120,000	93,740
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 3.25% 1/1/2037	445,000	424,009
TOTAL HEALTH CARE		1,508,913
Housing - 0.5%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (d)	1,000,000	1,003,760
Other - 0.0%
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	5,000	5,254
Tobacco Bonds - 0.5%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	1,400,000	993,331
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	200,000	179,302
TOTAL OHIO		4,905,323
Oklahoma - 0.2%
Housing - 0.2%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	90,000	100,441
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.8% 3/1/2057	300,000	296,071
TOTAL OKLAHOMA		396,512
Oregon - 0.6%
General Obligations - 0.5%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2040 (b)	780,000	837,885
Health Care - 0.0%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	10,000	10,542
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	10,000	8,629
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2030 (b)	225,000	242,175
TOTAL OREGON		1,099,231
Pennsylvania - 3.9%
Education - 1.0%
Lycoming Cnty PA Auth College Rev (Pennsylvania College of Technology Proj.) Series 2016, 3% 10/1/2037	465,000	402,695
Pennsylvania Higher Educational Facilities Authority (Drexel University, PA Proj.) Series 2026, 5% 5/1/2030 (e)	1,370,000	1,453,907
TOTAL EDUCATION		1,856,602
General Obligations - 0.9%
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2031	1,000,000	1,112,908
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	310,000	294,920
Pennsylvania St Gen. Oblig. Series FIRST 2021, 3% 5/15/2034	40,000	38,968
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	330,000	360,385
TOTAL GENERAL OBLIGATIONS		1,807,181
Health Care - 1.6%
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 3.375% 11/15/2031	10,000	10,019
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	580,000	586,194
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	220,000	222,282
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2031	10,000	10,162
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (d)	50,000	50,323
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2027	1,160,000	1,192,207
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2032	180,000	188,733
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	100,000	97,087
Pennslyvania Dev Fing Auth Rev (UPMC Proj.) Series 2016, 4% 3/15/2041	630,000	606,201
TOTAL HEALTH CARE		2,963,208
Transportation - 0.4%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (b)	270,000	265,393
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	25,000	27,538
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (d)	500,000	559,156
TOTAL TRANSPORTATION		852,087
TOTAL PENNSYLVANIA		7,479,078
Puerto Rico - 0.3%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	500,000	362,247
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	14,000	13,979
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	250,000	243,237
TOTAL GENERAL OBLIGATIONS		619,463
Special Tax - 0.0%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (c)	24,000	20,056
TOTAL PUERTO RICO		639,519
Rhode Island - 0.7%
Education - 0.7%
Rhode Island St Student Ln 5% 12/1/2028 (b)	1,200,000	1,253,921
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (b)	55,000	57,402
TOTAL RHODE ISLAND		1,311,323
South Carolina - 1.1%
Electric Utilities - 0.6%
South Carolina St Svc Auth Rev 5% 12/1/2030	700,000	766,647
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2039	95,000	104,300
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	30,000	31,775
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	40,000	42,646
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	10,000	9,689
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	15,000	15,725
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	110,000	115,183
TOTAL ELECTRIC UTILITIES		1,085,965
Health Care - 0.1%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	200,000	201,887
Housing - 0.4%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2031	340,000	371,612
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2031	350,000	385,164
TOTAL HOUSING		756,776
Transportation - 0.0%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (b)	110,000	113,939
TOTAL SOUTH CAROLINA		2,158,567
South Dakota - 1.9%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (d)	500,000	545,271
Housing - 0.5%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	85,000	91,498
South Dakota Hsg Dev Aut Series 2025E, 6.25% 5/1/2056	690,000	780,324
TOTAL HOUSING		871,822
Transportation - 1.2%
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2028 (Build America Mutual Assurance Co Insured) (b)	665,000	698,374
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2032 (Build America Mutual Assurance Co Insured) (b)	805,000	885,058
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2041 (Build America Mutual Assurance Co Insured) (b)	630,000	688,913
TOTAL TRANSPORTATION		2,272,345
TOTAL SOUTH DAKOTA		3,689,438
Tennessee - 3.3%
Electric Utilities - 0.1%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	100,000	106,997
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	100,000	102,521
TOTAL ELECTRIC UTILITIES		209,518
General Obligations - 1.4%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	350,000	336,946
Morristown TN Gen. Oblig. Series 2021 B, 2% 3/1/2029	1,000,000	974,077
Tennessee Engy Acq Crp Gas Rev 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (d)	245,000	252,172
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	450,000	476,520
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	655,000	700,013
TOTAL GENERAL OBLIGATIONS		2,739,728
Health Care - 0.4%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3.25% 8/1/2044	340,000	287,074
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	5,000	4,891
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (d)	500,000	532,136
TOTAL HEALTH CARE		824,101
Housing - 0.9%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2018 3, 3.95% 1/1/2049	1,265,000	1,158,025
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 2.55% 7/1/2046	545,000	411,912
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	15,000	13,222
TOTAL HOUSING		1,583,159
Transportation - 0.5%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (b)	5,000	5,092
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2045 (b)	1,000,000	1,049,876
TOTAL TRANSPORTATION		1,054,968
TOTAL TENNESSEE		6,411,474
Texas - 12.0%
Education - 1.0%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2029 (b)	350,000	362,936
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.125% 10/1/2051	725,000	697,877
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2030 (b)	500,000	522,173
Red Riv Ed Fin Corp Tex Higher Ed Rev (Houston Baptist University Proj.) Series 2017, 4.5% 10/1/2036	330,000	330,130
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	5,000	5,128
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	50,000	48,879
TOTAL EDUCATION		1,967,123
Electric Utilities - 2.2%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	5,000	5,263
Lower Colorado River Authority Series 2025 A, 5% 5/15/2028	1,000,000	1,045,309
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	500,000	538,925
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (d)	500,000	499,539
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (d)	2,000,000	1,983,608
TOTAL ELECTRIC UTILITIES		4,072,644
General Obligations - 1.6%
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	40,000	31,870
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	75,000	81,442
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	400,000	447,205
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	600,000	678,619
South Buda Wtr Ctl & Impt Dist No 1 Tex Gen. Oblig. Series 2020, 2.5% 8/1/2050 (Assured Guaranty Inc Insured)	500,000	319,343
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed) (e)	1,000,000	1,041,846
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (b)	675,000	645,732
TOTAL GENERAL OBLIGATIONS		3,246,057
Health Care - 0.1%
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 4% 8/15/2040	265,000	258,450
Housing - 0.3%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (d)	25,000	25,107
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	500,000	510,387
TOTAL HOUSING		535,494
Industrial Development - 0.5%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.45% 4/1/2040 VRDN (d)	900,000	900,000
Special Tax - 0.2%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2027	400,000	407,826
Transportation - 4.0%
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2033 (b)(e)	1,000,000	1,106,990
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2040 (b)(e)	1,000,000	1,089,666
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2047 (b)	475,000	422,753
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2026 (b)	1,990,000	2,010,424
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2040 (b)	500,000	547,969
Dallas Fort Worth International Airport Series 2025 A 1, 5.5% 11/1/2050 (b)	1,000,000	1,059,134
Fort Bend Grand Parkway Toll Road Authority Series 2021 A, 3% 3/1/2037	580,000	537,540
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (d)	145,000	149,539
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	650,000	709,823
TOTAL TRANSPORTATION		7,633,838
Water & Sewer - 2.1%
City of Georgetown TX Series 2025, 5% 8/15/2026	350,000	352,179
City of Georgetown TX Series 2025, 5% 8/15/2027	500,000	514,309
City of Georgetown TX Series 2025, 5% 8/15/2028	600,000	629,082
City of Georgetown TX Series 2025, 5.25% 8/15/2050	570,000	599,563
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2031	330,000	361,123
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2044	645,000	694,162
Texas Wtr Dev Brd 3% 10/15/2038	250,000	228,805
Texas Wtr Dev Brd 5% 8/1/2035	5,000	5,300
Upper Trinty TX Rgl Wtr Dst Rv Series 2025, 5% 8/1/2028 (Build America Mutual Assurance Co Insured)	500,000	523,844
TOTAL WATER & SEWER		3,908,367
TOTAL TEXAS		22,929,799
Utah - 2.2%
Housing - 0.3%
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (d)	500,000	499,357
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	9,289	7,373
TOTAL HOUSING		506,730
Special Tax - 1.7%
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 2, 0% 6/1/2035 (f)(g)	500,000	401,106
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (f)	500,000	514,451
Pine View Public Infrastructure District No 2 6.25% 12/1/2055 (f)	1,000,000	1,005,561
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.125% 3/1/2035	500,000	522,122
South Salt Lake Redevelopment Agency Series 2025, 6.25% 4/15/2046 (f)	750,000	766,093
TOTAL SPECIAL TAX		3,209,333
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2038 (b)	270,000	296,743
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (b)	150,000	163,384
TOTAL TRANSPORTATION		460,127
TOTAL UTAH		4,176,190
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2027	800,000	818,198
Virginia - 0.7%
Education - 0.3%
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 6% 4/1/2050	550,000	577,932
Health Care - 0.3%
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2022, 4% 5/15/2042	495,000	483,591
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (d)	20,000	20,439
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (b)	100,000	98,004
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (b)	35,000	33,932
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2038 (b)	185,000	193,475
TOTAL TRANSPORTATION		325,411
TOTAL VIRGINIA		1,407,373
Washington - 2.7%
Education - 0.6%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2017, 4% 1/1/2047	310,000	282,066
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	800,000	768,721
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5% 7/1/2028 (f)	155,000	158,784
TOTAL EDUCATION		1,209,571
Electric Utilities - 0.1%
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2045	200,000	215,263
General Obligations - 0.5%
King Cnty Wash Hsg Auth Rev Series 2018, 3.25% 5/1/2033 (King Cnty WA Guaranteed)	1,000,000	994,711
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	50,000	56,208
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	15,000	15,985
TOTAL GENERAL OBLIGATIONS		1,066,904
Health Care - 0.6%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	400,000	400,006
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	75,000	77,024
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	10,000	10,420
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 5% 8/15/2030	15,000	15,474
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	150,000	152,361
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	155,000	157,781
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	10,000	9,370
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2040	275,000	271,838
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	25,000	26,140
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	15,000	15,646
TOTAL HEALTH CARE		1,136,060
Housing - 0.0%
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (d)	45,000	45,066
Transportation - 0.9%
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (b)	5,000	5,057
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (b)	30,000	31,317
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (b)	5,000	5,196
Port Seattle WA Rev Series 2024B, 5% 7/1/2037 (b)	995,000	1,091,077
Port Seattle WA Rev Series C, 5% 5/1/2031 (b)	500,000	508,923
TOTAL TRANSPORTATION		1,641,570
TOTAL WASHINGTON		5,314,434
West Virginia - 1.6%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (d)	15,000	15,146
Health Care - 1.6%
Monongalia Cty W VA Bld Cm Rev (Vandalia Health Proj.) Series 2015, 5% 7/1/2029	220,000	220,142
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	66,462
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	1,000,000	1,064,856
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2033	520,000	496,301
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2036	600,000	551,013
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	660,000	594,945
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (d)	30,000	32,531
TOTAL HEALTH CARE		3,026,250
TOTAL WEST VIRGINIA		3,041,396
Wisconsin - 1.8%
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	5,000	5,181
General Obligations - 0.2%
Howard Suamico WI Scd 2% 3/1/2038	15,000	11,699
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2045	300,000	320,993
Westosha Cent High Sch Dist Wis 2% 3/1/2035	90,000	75,205
Westosha Cent High Sch Dist Wis 2% 3/1/2036	60,000	48,782
TOTAL GENERAL OBLIGATIONS		456,679
Health Care - 1.5%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	255,000	197,435
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045 (Assured Guaranty Inc Insured)	500,000	384,072
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	100,000	91,476
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2015A, 4.25% 6/1/2041	300,000	296,629
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 3% 6/1/2036	400,000	370,810
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	360,000	358,011
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	80,000	79,697
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	240,000	199,818
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	50,000	48,232
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	720,000	518,721
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	135,000	117,804
TOTAL HEALTH CARE		2,662,705
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (d)	20,000	20,009
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	315,000	242,375
TOTAL WISCONSIN		3,386,949
TOTAL MUNICIPAL SECURITIES (Cost $174,918,340)		177,731,445

Money Market Funds - 11.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $22,390,809)	3.54	22,386,331	22,390,809

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $197,309,149)	200,122,254
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(6,700,747)
NET ASSETS - 100.0%	193,421,507

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Zero coupon bond which is issued at a discount.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,365,068 or 3.3% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,752,625	33,511,782	20,873,598	86,968	-	-	22,390,809	22,386,331	0.6%
Total	9,752,625	33,511,782	20,873,598	86,968	-	-	22,390,809

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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